Debentures (Tables)	12 Months Ended
Dec. 31, 2023
Debentures [Abstract]
Schedule of Debentures	Debentures are comprised of the following as of the below dates:
	Effective Interest rate		Par value in issuance currency	Par Value	Unamortized debt premium (discount) and issuance costs, net	Current maturities	Total long-term debentures, net of current maturities	Short-term accrued interest	Total short- term and long- term debentures
	%	Currency	(thousand)	December 31, 2023
Formula’s Series A Secured Debentures (2.8%)	2.4	NIS (Unlinked)	NIS 34,211	$9,432	$22	$9,432	$-	$154	$9,586

Formula’s Series C Secured Debentures (2.3%)	2.7	NIS (Unlinked)	NIS 412,264	$113,665	(932)	22,327	90,405	213	112,945

Sapiens’ Series B Debentures (3.37%)	3.3	NIS (Linked to fix rate of USD)	NIS 210,000	$59,389	(50)	19,796	39,543	-	59,339

Matrix IT’ Series B Debentures (4.1%)	4.5	NIS (Unlinked)	NIS 441,656	$121,769	(1,450)	18,726	101,593	2,237	122,556

				$304,255	$(2,410)	$70,281	$231,541	$2,604	$304,426
	Effective Interest rate		Par value in issuance currency	Par Value	Unamortized debt premium (discount) and issuance costs, net	Current maturities	Total long-term debentures, net of current maturities	Short-term accrued interest	Total short-term and long-term debentures
	%	Currency	(thousand)	December 31, 2022
Formula’s Series A Secured Debentures (2.8%)	2.4	NIS (Unlinked)	NIS 68,422	$19,444	$85	$9,722	$9,807	$-	$19,529

Formula’s Series C Secured Debentures (2.3%)	2.7	NIS (Unlinked)	NIS 493,244	$140,166	(1,477)	23,012	115,677	265	138,954

Sapiens’ Series B Debentures (3.37%)	3.3	NIS (Linked to fix rate of USD)	NIS 280,000	$79,186	(114)	19,796	59,276	1,337	80,409

Matrix IT’ Series B Debentures (4.1%)	4.5	NIS (Unlinked)	NIS 475,615	$135,156	(1,343)	9,650	124,163	1,220	135,033

				$373,952	$(2,849)	$62,180	$308,923	$2,822	$373,925

Schedule of Aggregate Principal Annual Payments of Debentures	Scheduled aggregate principal annual payments of the debentures:
Repayment amount
2024	$70,281
2025	84,191
2026	84,192
2027	18,726
2028	46,865
$304,255